Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013 (current maturities)	$ 31,781
2014	75,137
2015	16,895
2016	81,712
Long-term Debt, total	205,525	400,270
Series A [Member]
Debt Instrument [Line Items]
2013 (current maturities)	58,275
2014	58,275
2015	58,275
2016	58,275
2017	58,275
2017 and after	175,510
Long-term Debt, total	$ 466,885